Income Taxes - Deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Tax
Net, Balance at beginning of period	€ 3,993	€ 12,580
Recognised in profit or loss	(5,066)	(7,497)	[1]	€ (6,735)	[1]
Recognised in the other comprehensive income	715	(732)
Foreign currency translation	29	(358)
Net, Balance at end of period	(329)	3,993		12,580
Deferred tax asset	58,461	63,974
Deferred tax liabilities	(58,790)	(59,981)
Deferred tax liabilities offset against assets	(41,102)	(39,582)
Deferred tax assets offset against liabilities	41,102	39,582
Net deferred tax assets	17,359	24,392	[1]
Net deferred tax liabilities	(17,688)	(20,399)	[1]
Property, plant and equipment
Tax
Net, Balance at beginning of period	(2,840)	(2,947)
Recognised in profit or loss	(1,969)	284
Foreign currency translation	(46)	(177)
Net, Balance at end of period	(4,855)	(2,840)		(2,947)
Deferred tax asset	1,528	1,450
Deferred tax liabilities	(6,383)	(4,290)
Intangible assets other than goodwill
Tax
Net, Balance at beginning of period	(25,314)	(29,494)
Recognised in profit or loss	3,296	4,964
Foreign currency translation	(330)	(784)
Net, Balance at end of period	(22,348)	(25,314)		(29,494)
Deferred tax asset	468	564
Deferred tax liabilities	(22,816)	(25,878)
Right-of use assets
Tax
Net, Balance at beginning of period	(23,535)	(31,729)
Recognised in profit or loss	1,556	8,194
Net, Balance at end of period	(21,979)	(23,535)		(31,729)
Deferred tax liabilities	(21,979)	(23,535)
Financial assets
Tax
Net, Balance at beginning of period	(316)	(1,012)
Recognised in profit or loss	(3,669)	704
Foreign currency translation		(8)
Net, Balance at end of period	(3,985)	(316)		(1,012)
Deferred tax asset	401	29
Deferred tax liabilities	(4,386)	(345)
Provisions and deferred income
Tax
Net, Balance at beginning of period	4,801	4,699
Recognised in profit or loss	(768)	(75)
Recognised in the other comprehensive income	7	149
Foreign currency translation	(75)	28
Net, Balance at end of period	3,965	4,801		4,699
Deferred tax asset	6,516	7,541
Deferred tax liabilities	(2,551)	(2,740)
Lease obligations
Tax
Net, Balance at beginning of period	23,274	31,180
Recognised in profit or loss	(3,347)	(7,906)
Net, Balance at end of period	19,927	23,274		31,180
Deferred tax asset	20,297	23,557
Deferred tax liabilities	(370)	(283)
Other
Tax
Net, Balance at beginning of period	(1,309)	1,841
Recognised in profit or loss	6,245	(3,150)
Foreign currency translation	13
Net, Balance at end of period	4,949	(1,309)		1,841
Deferred tax asset	5,254	1,601
Deferred tax liabilities	(305)	(2,909)
Tax credits
Tax
Net, Balance at beginning of period	1,521	2,493
Recognised in profit or loss	(1,270)	(192)
Recognised in the other comprehensive income	708	(881)
Foreign currency translation	75	102
Net, Balance at end of period	1,034	1,521		2,493
Deferred tax asset	1,034	1,521
Tax loss carryforwards
Tax
Net, Balance at beginning of period	27,711	37,549
Recognised in profit or loss	(5,140)	(10,319)
Foreign currency translation	392	481
Net, Balance at end of period	22,963	27,711		€ 37,549
Deferred tax asset	€ 22,963	€ 27,711

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”